FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2014
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
	June 30, 2014
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market	$15	$-	$-	$15
Cash deposits and other	934	-	-	934
Marketable securities:
Auction rate securities	-	-	18	18
Equity securities	70	-	-	70
Structured investment vehicles	-	100	-	100
Other	16	-	1	17
Derivatives:
Liabilities derivatives - mainly options and forward contracts	-	(23)	-	(23)
Liabilities derivatives - interest rate and cross-currency swaps	-	(328)	-	(328)
Asset derivatives - mainly options and forward contracts	-	5	-	5
Contingent consideration *	-	-	(392)	(392)

Total	$1,035	$(246)	$(373)	$416

	December 31, 2013
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market	$9	$-	$-	$9
Cash deposits and other	1,029	-	-	1,029
Marketable securities:
Auction rate securities	-	-	18	18
Equity securities	70	-	-	70
Structured investment vehicles	-	89	-	89
Other	29	-	1	30
Derivatives:
Liability derivatives - mainly options and forward contracts	-	(17)	-	(17)
Liability derivatives - interest rate and cross-currency swaps	-	(436)	-	(436)
Asset derivatives - mainly options and forward contracts	-	28	-	28
Asset derivatives - interest rate swaps	-	2	-	2
Contingent consideration *	-	-	(366)	(366)

Total	$1,137	$(334)	$(347)	$456

	Estimated fair value*
	June 30,	December 31,
	2014	2013

	U.S. $ in millions

Senior notes included under long-term liabilities	$(7,930)	$(8,656)
Senior notes and convertible senior debentures included under short-term liabilities	(1,707)	(1,308)

Fair value at the end of the period	$(9,637)	$(9,964)

* The fair value was estimated based on quoted market prices, where available.

Marketable securities
The fair value, amortized cost and gross unrealized holding gains and losses of such securities are presented in the below table:
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses
	U.S. $ in millions

June 30, 2014	$220	$212	$26	$18
December 31, 2013	216	213	25	22

Activity for financial assets estimated utilizing Level 3 inputs
The following table summarizes the activity for those financial assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs.
	June 30,	December 31,
	2014	2013

	U.S. $ in millions
Fair value at the beginning of the period	$(347)	$(98)
Amount realized	-	(16)
Contingent consideration in connection with Cephalon acquisition	31	(12)
Contingent consideration in connection with MicroDose acquisition	52	(232)
Contingent consideration in connection with the sale of our animal health unit	(3)	8
Contingent consideration in connection with NuPathe acquisition	(106)	-
Net change to fair value:
Included in earnings - financial expense - net	-	1
Included in accumulated other comprehensive loss	-	2

Fair value at the end of the period	$(373)	$(347)